Disclosures about major customers and credit risk (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue (in percent)			6.00%
Largest customers
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue (in percent)	27.00%
Customer one
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue (in percent)	11.00%	12.00%	10.00%
Customer two
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue (in percent)	9.00%	8.00%	7.00%
Customer three
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue (in percent)	7.00%	7.00%